Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	$ 338,973		$ 334,368
Investment funds	57,574		118,661
Total derivative financial instruments used for hedging - receivable	12,324	[1]	15,217	[1]	19,239
Total assets at fair value	408,871		468,246
Total trading liabilities	52		72
Total derivative financial instruments used for hedging - payable	40,287	[1]	8,572	[1]
Total liabilities at fair value	40,339		8,644
Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	219,878		156,200
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	1,062		9,175
Total trading liabilities	52		7
Total derivative financial instruments used for hedging - payable	37,107		6,834
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	119,095		178,168
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	2,708		5,018
Total trading liabilities			65
Total derivative financial instruments used for hedging - payable	3,090		1,646
Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	8,554		1,024
Total trading liabilities	0
Total derivative financial instruments used for hedging - payable	90		92
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	338,973		334,368
Investment funds	0		0
Total derivative financial instruments used for hedging - receivable	0		0
Total assets at fair value	338,973		334,368
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Total liabilities at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	219,878		156,200
Fair Value, Inputs, Level 1 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	119,095		178,168
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities			0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Investment funds	57,574		118,661
Total derivative financial instruments used for hedging - receivable	12,324		15,217
Total assets at fair value	69,898		133,878
Total trading liabilities	52		72
Total derivative financial instruments used for hedging - payable	40,287		8,572
Total liabilities at fair value	40,339		8,644
Fair Value, Inputs, Level 2 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 2 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	1,062		9,175
Total trading liabilities	52		7
Total derivative financial instruments used for hedging - payable	37,107		6,834
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	2,708		5,018
Total trading liabilities			65
Total derivative financial instruments used for hedging - payable	3,090		1,646
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	8,554		1,024
Total trading liabilities	0
Total derivative financial instruments used for hedging - payable	90		92
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Investment funds	0		0
Total derivative financial instruments used for hedging - receivable	0		0
Total assets at fair value	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Total liabilities at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities			0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0
Total derivative financial instruments used for hedging - payable	$ 0		$ 0

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.